Operating Lease Commitments (Detail) $ in Thousands	Sep. 30, 2019 USD ($)
Commitments and Contingencies [Line Items]
Years ending September 30, 2020	$ 9,225
2021	5,169
2022	3,775
2023	3,701
2024	3,805
Thereafter	21,195
Operating leases, future minimum payments due, total	$ 46,870